February 25, 2019
VIA EDGAR
Disclosure Review Office 3
Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Re:	Horace Mann Life Insurance Company Separate Account Personal Retirement Planner File Nos. 333-215819 and 811-04294
Commissioners:
On behalf of Horace Mann Life Insurance Company and Horace Mann Life Insurance Company Separate Account (the "Separate Account"), we have attached for filing Post-Effective Amendment No. 2 (the "Amendment") to the Separate Account's registration statement on Form N-4 for certain flexible premium variable annuity contracts.
The Amendment is being filed pursuant to paragraph (a) of Rule 485 under the Securities Act of 1933 primarily for the purposes of updating certain policy level expenses, adding and closing underlying funds and making clarifying changes.
The Company will add financial statements and any exhibits not included in the Amendement by an amendment that will be filed with the Securities and Exchange Commission pursuant to paragraph (b ) of Rule 485.
If you have any questions or comments about the Amendment, please call me at 217-788-5780 or Maureen Bolinger at 217-788-5720.
Sincerely,
/s/ Emily Peterson
Emily Peterson Assistant General Counsel, Horace Mann Life Insurance Company
Attachment
cc:	Maureen Bolinger
The Horace Mann Companies    1 Horace Mann Plaza    Springfield, Illinois 62715-0001
217-789-2500    www.horacemann.com